Document and Entity Information - Jun. 30, 2015 - shares	Total
Document and Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2015
Amendment Flag	false
Entity Registrant Name	Dryships Inc.
Entity Central Index Key	0001308858
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well Known Seasoned Issuer	Yes
Entity Common Stock Shares Outstanding	708,164,321
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q2
Trading Symbol	Drys